Ordinary Shares	12 Months Ended
Sep. 30, 2021
Ordinary Shares Disclosure [Abstract]
Ordinary Shares

10. Ordinary Shares

The Company’s ordinary share’s par value is US$0.001 and is authorized to issue 50,000,000 shares and 12,600,000 shares had been issued and outstanding as of September 30, 2020.

On October 27, 2020, the Company executed a 1-for-0.63 reverse stock split. As a result of the stock split, the number of authorized shares to be issued becomes 31,500,000 and the issued and outstanding shares becomes 7,938,000 shares as of September 30, 2020.

During the year ended September 30, 2021, the Company issued 2,474,843 common shares in relation to its IPO and warrant exercises (“Equity Transactions”). The net proceeds from the Equity Transactions were US$8,737,634. Of the amount, $200,000 is held in the escrow trust account of the Company’s transfer agent for the purposes of clearing out any potential unsettled IPO costs. The $200,000 will be held in the escrow trust account for a period of 18 months from the IPO completion date. This amount was recognized as subscription receivable as of September 30, 2021.